OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2021
Disclosure Other Long Term Liabilities [Abstract]
OTHER LONG-TERM LIABILITIES	OTHER LONG-TERM LIABILITIES
The company’s other long-term liabilities as at December 31 are comprised of the following:

(MILLIONS)	Note	2021	2020
Lease liabilities		$346	$362
Regulatory liabilities(1)		130	3
Pension obligations		64	75
Concession payment liability		10	11
Due to related parties	27	—	1
Other		86	79
		$636	$531
(1)    Regulatory liabilities are related to the regulated pricing mechanism at certain of the company’s Spanish assets.